Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total revenue	$ 2,512	$ 2,529	$ 2,597
Selling, general and administrative	393	407	400
Research and development	45	37	45
Restructuring	39	13	7
Other operating expense, net	5	0	3
Total operating expenses	1,826	1,777	1,854
Operating income	686	752	743
Interest expense, net	206	207	216
Foreign exchange (gain) loss, net	(52)	44	17
Gain on sale of business	0	0	(278)
Other non-operating expense, net	11	13	15
Total non-operating expenses (income)	165	264	(29)
Income from continuing operations before provision for income taxes	521	488	772
Provision for income taxes	250	223	212
Income from continuing operations	271	265	560
Income (loss) from discontinued operations, net of tax	238	43	(146)
Net income	508	307	414
Less: Net income attributable to non-controlling interests from continuing operations	154	149	139
Less: Net income attributable to non-controlling interests from discontinued operations	6	2	0
Net income attributable to IGT PLC	$ 348	$ 156	$ 275
Net income from continuing operations attributable to IGT PLC per common share - basic (in dollars per share)	$ 0.58	$ 0.58	$ 2.08
Net income from continuing operations attributable to IGT PLC per common share - diluted (in dollars per share)	0.57	0.57	2.07
Net income attributable to IGT PLC per common share - basic (in dollars per share)	1.73	0.78	1.36
Net income attributable to IGT PLC per common share - diluted (in dollars per share)	$ 1.71	$ 0.77	$ 1.35
Weighted average shares - basic (in shares)	202	200	202
Weighted average shares - diluted (in shares)	204	203	203
Service revenue
Total revenue	$ 2,363	$ 2,358	$ 2,440
Cost of services and product sales	1,227	1,207	1,280
Product sales
Total revenue	149	171	157
Cost of services and product sales	$ 117	$ 112	$ 120